Property, Plant and Equipment, Net	6 Months Ended
Jun. 30, 2026
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, net
8.	Property, plant and equipment, net

	As of December 31,	As of June 30,
	2025	2026
	RMB	RMB
Buildings	33,045	34,759
Leasehold improvements	46,310	46,310
Furniture and office equipment	327	327
Motor vehicles	1,133	1,114
Investment properties	2,890	2,890
Total original costs	83,705	85,400
Less: accumulated depreciation	(48,765)	(49,666)
Less: impairment loss	(2,104)	(2,232)
Net book value	32,836	33,502

Depreciation expenses were RMB925 and RMB920 for the six months ended June 30, 2025 and 2026, respectively.